Capital and Reserves (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Schedule of Share Capital
	2020	2019	2018
	NIS
Issued and paid at January 1	1,472,885	1,161,968	1,010,446
Equity offering	-	306,000	121,212
Exercise of share options	154,873	4,917	30,310
Issued and paid at December 31	1,627,758	1,472,885	1,161,968